IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
IMPAIRMENT OF ASSETS	IMPAIRMENT OF ASSETS
Property and equipment and intangible assets are tested regularly for impairment. The Company assesses, at the end of each reporting period, whether there exist any indicators that an asset may be impaired (i.e. asset becoming idle, damaged or no longer in use). If there are such indicators, the Company estimates the recoverable amount of the asset. Impairment losses of continuing operations are recognized in the income statement in a separate line item.
Goodwill is tested for impairment annually (at September 30) or when circumstances indicate the carrying value may be impaired. Refer to Note 12 for an overview of the carrying value of goodwill per cash-generating unit (“CGU”). The Company’s impairment test is primarily based on fair value less cost of disposal calculations (Level 3 in the fair value hierarchy) using a discounted cash flow model, based on cash flow projections from business plans prepared by management. The Company considers the relationship between its market capitalization and its book value, as well as weighted average cost of capital and the quarterly financial performances of each CGU when reviewing for indicators of impairment in interim periods. In addition to the above, the Company also considered the impact of COVID-19 when reviewing for indicators of impairment (refer to Note 1).
Impairment losses in 2020
In recent years, Beeline Russia has seen a decline in its subscriber and revenue market share on the back of competitive pressures in the market, which have impacted both revenues and profitability. This underperformance has negatively impacted the fair value of our Russian business, and over time has eroded the existing headroom over the book value of the business. The impact of a weaker Russian ruble, along with ongoing COVID lockdowns and associated travel restrictions, have had a negative impact on consumer spending, which weakened particularly during the third quarter of 2020. Together with a slower than anticipated recovery in Beeline’s ARPU, which has in turn impacted our future projected revenue, a revision to our previous estimates has been deemed necessary.
Based on these revisions, VEON recorded an impairment of US$723 against the carrying value of goodwill in Russia in the third quarter of 2020. The recoverable amount of the CGU of US$3,001 was determined based on fair value less costs of disposal calculations (Level 3 in the fair value hierarchy) using a discounted cash flow model, based on cash flow projections from business plans prepared by management.
Also in the third quarter of 2020, due to the unstable political environment and uncertainties arising with respect to the recoverability of our operating assets in Kyrgyzstan, VEON has fully impaired the carrying value of all operating assets of Kyrgyzstan. As a result, the Company recorded a total impairment loss of US$64.
Additionally, in regard with the Company’s commitment to network modernization, the Company continuously re-evaluates the plans for its existing network, primarily with respect to equipment purchased but not installed, and consequently recorded an impairment loss of US$5.

	Property and equipment	Intangible assets	Goodwill	Other	Total impairment
2020
Russia	—	—	723	—	723
Kyrgyzstan	38	8	—	18	64
Other	5	—	—	(7)	(2)
	43	8	723	11	785
Impairment losses in 2019 and 2018
Due to operational performance of operating companies and the Company’s continuous re-evaluation of its equipment purchased but not installed, in 2019 and 2018 the Company recorded an impairment of US$108 and US$858, respectively. Impairment losses were allocated first to the existing carrying value of goodwill, and then subsequently to property and equipment and intangible assets based on relative carrying values.

	Property and equipment	Intangible assets	Goodwill	Total impairment
2019
Kyrgyzstan	33	3	54	90
Other	18	—	—	18
	51	3	54	108

2018
Algeria	—	—	125	125
Armenia	46	10	25	81
Bangladesh	221	230	—	451
Georgia	31	19	—	50
Kyrgyzstan	—	—	74	74
Other	37	40	—	77
	335	299	224	858
KEY ASSUMPTIONS
The recoverable amounts of CGUs have been determined based on fair value less costs of disposal calculations, using cash flow projections from business plans prepared by management.
The Company bases its impairment calculation on detailed budgets and forecast calculations which are prepared separately for each of the Company’s CGUs. These budgets and forecast calculations are prepared for a period of five years. A long-term growth rate is applied to project future cash flows after the fifth year.
The tables below show key assumptions used in fair value less costs of disposal calculations for CGUs with material goodwill or those CGUs for which an impairment has been recognized.
Discount rates
Discount rates are initially determined in US dollars based on the risk-free rate for 20-year maturity bonds of the United States Treasury, adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific CGU relative to the market as a whole.
The equity market risk premium and small capitalization premium is sourced from independent market analysts. The systematic risk, beta, represents the median of the raw betas of the entities comparable in size and geographic footprint with the ones of the Company (“Peer Group”). The debt risk premium is based on the median of Standard & Poor’s long-term credit rating of the Peer Group. The weighted average cost of capital is determined based on target debt-to-equity ratios representing the median historical five year capital structure for each entity from the Peer Group.
The discount rate in functional currency of a CGU is adjusted for the long-term inflation forecast of the respective country in which the business operates, as well as applicable country risk premium.

	Discount rate (local currency)
	2020	2019	2018

Russia	10.1%	9.1%	10.3%
Algeria	11.6%	10.4%	11.1%
Pakistan	18.2%	14.5%	14.4%
Bangladesh	—	—	12.2%
Kazakhstan	10.3%	9.2%	8.4%
Kyrgyzstan *	—	14.1%	14.8%
Uzbekistan	13.8%	14.5%	13.1%
Armenia	—	—	12.5%
Georgia	—	—	10.6%

* In 2020, VEON fully impaired the carrying value of all operating assets of Kyrgyzstan, therefore discount rate was not determined
Revenue growth rates
The revenue growth rates during the forecast period vary based on numerous factors, including size of market, GDP (Gross Domestic Product), foreign currency projections, traffic growth, market share and others. A long‑term growth rate into perpetuity is estimated based on a percentage that is lower than or equal to the country long-term inflation forecast, depending on the CGU.

	Average annual revenue growth rate during forecast period			Terminal growth rate
	2020	2019	2018	2020	2019	2018

Russia	4.3%	1.4%	1.1%	1.8%	1.6%	1.3%
Algeria	4.3%	1.0%	0.7%	1.0%	1.0%	0.9%
Pakistan	9.7%	3.9%	3.5%	5.8%	2.7%	4.0%
Bangladesh	—	—	0.6%	—	—	4.0%
Kazakhstan	5.3%	5.3%	2.8%	3.1%	3.3%	1.1%
Kyrgyzstan *	—	1.6%	2.8%	—	5.0%	5.0%
Uzbekistan	3.2%	4.1%	5.5%	5.1%	6.0%	6.3%
Armenia	—	—	0.2%	—	—	0.8%
Georgia	—	—	2.1%	—	—	3.0%

* In 2020, VEON fully impaired the carrying value of all operating assets of Kyrgyzstan, therefore revenue growth rates were not determined
Operating margin
The Company estimates operating margin based on pre-IFRS 16 Adjusted EBITDA divided by Total Operating Revenue for each CGU and each future year. The forecasted operating margin is based on the budget and forecast calculations and assumes cost optimization initiatives which are part of on-going operations, as well as regulatory and technological changes known to date, such as telecommunication license issues and price regulation among others.

	Average operating margin during the forecast period			Terminal period operating margin
	2020	2019	2018	2020	2019	2018

Russia	31.2%	34.7%	34.6%	35.7%	34.5%	34.7%
Algeria	39.9%	42.6%	44.0%	40.4%	43.1%	45.0%
Pakistan	42.0%	47.3%	47.9%	44.6%	47.3%	49.1%
Bangladesh	—	—	35.4%	—	—	35.7%
Kazakhstan	49.5%	49.9%	46.5%	50.0%	50.1%	46.7%
Kyrgyzstan *	—	31.4%	39.9%	—	33.0%	39.0%
Uzbekistan	34.0%	51.4%	43.9%	34.0%	52.4%	44.1%
Armenia	—	—	23.6%	—	—	23.4%
Georgia	—	—	24.5%	—	—	25.6%

* In 2020, VEON fully impaired the carrying value of all operating assets of Kyrgyzstan, therefore operating margin assumptions were not determined

CAPEX
CAPEX is defined as purchases of property and equipment and intangible assets excluding licenses, goodwill and right-of-use assets. The cash flow forecasts for capital expenditures are based on the budget and forecast calculations and include the network roll-outs plans and license requirements.
The cash flow forecasts for license and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost of spectrum is assumed. Payments for right-of-use assets are considered in the operating margin as described above.

	Average CAPEX as a percentage of revenue during the forecast period			Terminal period CAPEX as a percentage of revenue
	2020	2019	2018	2020	2019	2018

Russia	27.9%	19.9%	19.8%	21.0%	18.5%	15.0%
Algeria	15.2%	12.5%	15.1%	14.0%	12.0%	14.0%
Pakistan	19.6%	17.2%	16.7%	18.9%	17.1%	14.0%
Bangladesh	—	—	14.9%	—	—	12.0%
Kazakhstan	19.8%	20.0%	17.7%	19.0%	19.5%	17.0%
Kyrgyzstan *	—	26.9%	17.2%	—	20.0%	15.0%
Uzbekistan	21.4%	19.4%	16.2%	21.0%	20.1%	16.2%
Armenia	—	—	21.0%	—	—	14.0%
Georgia	—	—	23.8%	—	—	14.0%

* In 2020, VEON fully impaired the carrying value of all operating assets of Kyrgyzstan, therefore CAPEX assumptions were not determined
SENSITIVITY TO CHANGES IN ASSUMPTIONS
The following table illustrates the potential additional impairment for the Russia CGU and the potential impairment or remaining headroom for the Algeria CGU if certain key parameters would adversely change by one percentage point within both the explicit forecast and terminal periods ('+/- 1.0 pp'), as well as the change in key assumptions required in order for the recoverable amount of the CGU to be equal to its book value ('Break-even').
Any additional adverse changes in the key parameters by more than one percentage point would increase the amount of impairment exposure approximately proportionally.

	Russia			Algeria
Sensitivity analysis	Assumption used *	+/- 1.0 pp	Break-even **	Assumption used *	+/- 1.0 pp	Break-even

Discount rate	10.1%	11.1%	10.1%	11.6%	12.6%	12.2%
Change in key assumption	0.0 pp	1.0 pp	0.0 pp	0.0 pp	1.0 pp	0.6 pp
Headroom / (impairment)	—	(473)	—	75	(44)	—

Average annual revenue growth rate	3.9%	2.9%	3.9%	3.8%	2.8%	2.9%
Change in key assumption	0.0 pp	(1.0) pp	0.0 pp	0.0 pp	(1.0) pp	(0.9) pp
Headroom / (impairment)	—	(250)	—	75	(12)	—

Average operating margin	32.0%	31.0%	32.0%	40.0%	39.0%	38.7%
Change in key assumption	0.0 pp	(1.0) pp	0.0 pp	0.0 pp	(1.0) pp	(1.3) pp
Headroom / (impairment)	—	(375)	—	75	19	—

Average CAPEX / revenue	26.8%	27.8%	26.8%	15.0%	16.0%	16.4%
Change in key assumption	0.0 pp	1.0 pp	0.0 pp	0.0 pp	1.0 pp	1.4 pp
Headroom / (impairment)	—	(380)	—	75	22	—

* Combined average based on explicit forecast period of five years (2021-2025) and terminal period (2026), excludes intervening period of 2020
** Following the recognition of an impairment loss in the third quarter of 2020, the book value of the Russia CGU is equal to its recoverable amount. As such, the 'break-even' assumptions for the Russia are equivalent to the Assumptions used.

SOURCE OF ESTIMATION UNCERTAINTY
The Group has significant investments in property and equipment, intangible assets, goodwill and other investments.
Estimating recoverable amounts of assets and CGUs must, in part, be based on management’s evaluations, including the determination of the appropriate CGUs, the relevant discount rate, estimation of future performance, the revenue-generating capacity of assets, timing and amount of future purchases of property and equipment, assumptions of future market conditions and the long-term growth rate into perpetuity (terminal value). In doing this, management needs to assume a market participant perspective. Changing the assumptions selected by management, in particular, the discount rate and growth rate assumptions used to estimate the recoverable amounts of assets, could significantly impact the Group’s impairment evaluation and hence results.
A significant part of the Group’s operations is in countries with emerging markets. The political and economic situation in these countries may change rapidly and recession may potentially have a significant impact on these countries. On-going recessionary effects in the world economy and increased macroeconomic risks impact our assessment of cash flow forecasts and the discount rates applied.
There are significant variations between different markets with respect to growth, mobile penetration, average revenue per user (“ARPU”), market share and similar parameters, resulting in differences in operating margins. The future development of operating margins is important in the Group’s impairment assessments, and the long-term estimates of these margins are highly uncertain. This is particularly the case for emerging markets that are not yet in a mature phase.